FAIR VALUE MEASUREMENT - Additional information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
Impairment of acquired intangible assets and long-lived assets	¥ 0	¥ 53,400,000	¥ 0
Impairment of goodwill	116,332,000	98,196,000
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Impairment of goodwill	¥ 116,300,000	¥ 98,200,000	¥ 93,400,000